UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09985
                                                    --------------

                         UBS Health Sciences Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005

                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005





                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Statements .............................................    5

Schedule of Portfolio Investments .........................................   11

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $52,077,607)        $73,648,445
Cash and cash equivalents                                             1,700,326
Interest receivable                                                       1,903
Other assets                                                              1,532
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         75,352,206
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               13,786,899
   Professional fees                                                     64,153
   Management fee                                                        61,797
   Administration fee                                                    13,601
   Other                                                                 45,048
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    13,971,498
--------------------------------------------------------------------------------

NET ASSETS                                                          $61,380,708
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $39,809,870
Accumulated net unrealized appreciation on investments               21,570,838
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                              $61,380,708
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS HEALTH SCIENCES FUND, L.L.C.
                                                                 STATEMENT OF OPERATIONS
                                                                             (UNAUDITED)
----------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED JUNE 30, 2005

----------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                        $ 15,357
-----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                           15,357
-----------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                   375,619
Professional fees                                                                 77,231
Administration fee                                                                33,208
Miscellaneous                                                                     62,900
-----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                   548,958
-----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             (533,601)
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized gain from investments                                             2,573,017
Change in net unrealized appreciation/depreciation from investments           (4,679,990)
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                             (2,106,973)
-----------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                         $ (2,640,574)
-----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                                         UBS HEALTH SCIENCES FUND, L.L.C.
                                                                                STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                              SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------

                                                                  UBS FUND
                                                                ADVISOR, L.L.C.          MEMBERS                 TOTAL
-------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                $ 42,843           $ 95,081,382           $ 95,124,225

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (121)            (1,236,740)          $ (1,236,861)
  Net realized gain from investments                                    161                857,943           $    858,104
  Change in net unrealized
         appreciation/depreciation from investments                   1,158              6,498,878           $  6,500,036
Incentive allocation                                                 65,047                (65,047)          $         --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     66,245              6,055,034              6,121,279
-------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --              6,156,646              6,156,646
  Members' withdrawals                                              (42,940)           (31,166,974)           (31,209,914)
  Offering costs                                                         (6)               (30,368)               (30,374)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                          (42,946)           (25,040,696)           (25,083,642)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                              $ 66,142           $ 76,095,720           $ 76,161,862
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (118)              (533,483)              (533,601)
  Net realized gain from investments                                    573              2,572,444              2,573,017
  Change in net unrealized
         appreciation/depreciation from investments                  (1,041)            (4,678,949)            (4,679,990)
Incentive allocation                                                    779                   (779)                    --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                        193             (2,640,767)            (2,640,574)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --              1,706,200              1,706,200
  Members' withdrawals                                              (49,610)           (13,786,899)           (13,836,509)
  Offering costs                                                         (2)               (10,269)               (10,271)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                          (49,612)           (12,090,968)           (12,140,580)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT  JUNE 30, 2005                                 $ 16,723           $ 61,363,985           $ 61,380,708
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                     UBS HEALTH SCIENCES FUND, L.L.C.
                                                                              STATEMENT OF CASH FLOWS
                                                                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED JUNE 30, 2005

-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                 $ (2,640,574)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                   (3,000,000)
Proceeds from disposition of investments                                                   20,171,102
Net realized gain from investments                                                         (2,573,017)
Change in net unrealized appreciation/depreciation from investments                         4,679,990
Changes in assets and liabilities:
   (Increase) in assets:
      Receivable from Investment Funds                                                        551,904
      Interest receivable                                                                        (654)
      Other assets                                                                             (1,067)
    Increase (decrease) in payables:
      Professional fees                                                                       (17,518)
      Management fee                                                                          (14,127)
      Administration fee                                                                       (2,979)
      Other                                                                                     2,956
------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  17,156,016

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                        1,706,200
Members' withdrawals                                                                      (17,992,115)
Manager withdrawals                                                                           (49,610)
Offering costs                                                                                (10,271)
------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                     (16,345,796)

Net increase in cash and cash equivalents                                                     810,220
Cash and cash equivalents--beginning of period                                                890,106
------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                    1,700,326
------------------------------------------------------------------------------------------------------

   The accompanying noter are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA" or the "Manager"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable On the Statement of Assets, Liabilities and Members' Capital.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2005 there were no open repurchase agreements.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         H.  RECLASSIFICATIONS

         Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

   3.    RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, at the end of each fiscal year thereafter, and generally upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members' Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits, subsequently credited to the account of the Member. The Incentive Allocation for the years ended June 30, 2005 and December 31, 2004 was $779 and $65,047, respectively, and has been recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded for such Members.

         Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $10,750.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates.
         Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

   5.    CREDIT FACILITY

         Effective January 12, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The Fund had no borrowings outstanding at June 30, 2005.

   6.    SECURITIES TRANSACTIONS

         Aggregate purchases and sales of Investment Funds for the year ended December 31, 2004 amounted to $3,000,000 and $20,171,102, respectively.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   6.    SECURITIES TRANSACTIONS (CONTINUED)

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

   7.    INVESTMENTS

         As of the year ended June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at the year ended June 30, 2005.

         Investment Objective                 Cost             Fair Value
         --------------------                 ----             ----------
         Long/Short Equity                 $52,077,607        $73,648,445

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% - 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

   8.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

   9.    INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

   10.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                  PERIOD FROM AUGUST
                                                                                                                       1, 2000
                                                                                                                   (COMMENCEMENT OF
                                      SIX MONTHS                                                                 OPERATIONS) THROUGH
                                    ENDED JUNE 30,                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                  2005 (UNAUDITED)      2004          2003            2002             2001              2000
                                  ----------------      ----          ----            ----             ----              ----
Ratio of net investment loss
to average net assets ****            (1.44)%*         (1.31)%        (1.19)%        (1.21)%          (0.91)%           (1.77)%*

Ratio of total expenses to
average net assets before
incentive(a), ****                    (1.48)%*          1.34%          1.24%          1.29%            1.20%             1.82%*

Ratio of total expenses to
average net assets after
incentive(a), *****                   (1.49)%*         (1.41)%        (1.27)%        (1.29)%          (1.64)%            1.82%*

Portfolio turnover rate                3.95%           28.04%         32.57%         25.35%           29.01%             0.00%
Total return before incentive
allocation**                          (3.43)%           6.84%          9.58%        (14.44)%          (1.56)%           21.69%

Total return after incentive
allocation***                         (3.43)%           6.50%          9.10%        (14.44)%          (1.56)%           20.61%

Average debt ratio****                   --             0.02%            --             --               --                --

Net asset value at end of year     $61,380,708      $76,161,862    $95,124,225    $108,265,722     $157,399,513      $140,371,703

  (a)   Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
    *   Annualized.
   **   Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.  An individual  member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
  ***   Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
 ****   The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.
*****   Ratio  of  total  expenses  to  average  net  assets after  incentive  allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions

11.      SUBSEQUENT EVENTS

         Effective July 1, 2005, the Fund has redeemed approximately $9,400,000 in interest from Investment Funds. Effective July 1, 2005, the Fund along with other UBS sponsored funds received its unsecured revolving line of credit with Harris Trust and Saving Bank. The expiring date of the agreement is June 30, 2006.


                                                                                         UBS HEALTH SCIENCES FUND, L.L.C.
                                                                                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                             REALIZED/
                                                                                            UNREALIZED
                                                                            % OF            GAIN/(LOSS)
                                                                          MEMBERS'             FROM
INVESTMENT FUND:                          COST           FAIR VALUE       CAPITAL           INVESTMENTS      LIQUIDITY
Continental Healthcare Fund, L.P.    $ 4,500,000        $ 5,694,066         9.28%          $    71,009       Quarterly
Meditor Cobra Fund (C) Limited         8,200,000          8,369,186        13.63            (1,696,383)        Monthly
Merlin Biomed, L.P.                      127,607             48,341         0.08               (43,459)          *
North River Partners, L.P.             1,000,000         10,798,678        17.59               373,993       Quarterly
Pequot Healthcare Fund, L.P.                  --          7,911,008        12.89               179,926       Quarterly
RX Healthcare Partners II, L.P.        7,500,000          9,896,093        16.12                82,280       Quarterly
Salthill Partners L.P                  4,500,000          4,287,552         6.99              (475,426)      Quarterly
Sands Point Partners, L.P.             3,500,000          3,889,128         6.34                44,481      Semi-Annually
The Steeple Capital Fund ll L.P.       8,250,000          8,789,164        14.32               375,655       Quarterly
Ursus Capital, L.P.                    5,500,000          4,857,426         7.91              (318,444)     Semi-Annually
Westfield Life Sciences Funds II       9,000,000          9,107,803        14.84              (706,878)      Quarterly
Redeemed Investment Funds:                    --                 --           --                 6,273
                                     -----------        -----------       ------           -----------
TOTAL                                $52,077,607        $73,648,445       119.99%          $(2,106,973)
                                     ===========        ===========       ======           ===========

*  The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.


     The preceding notes are an integral part of these financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        UBS HEALTH SCIENCES FUND, L.L.C.

  Information About the Review and Approval of the Fund's Investment Management
  -----------------------------------------------------------------------------
                                    Agreement
                                    ---------
                                                                     (Unaudited)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on April 25, 2005. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund. The Directors also reviewed, among other things, the nature of the services to be provided by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund. The Directors reviewed the performance of the Fund and compared that performance to the performance of two other investment companies presented by the Adviser which have objectives and strategies similar to those of the Fund and which are managed by other investment advisers ("Comparable Funds"). The Directors determined that the performance of the Fund was generally consistent with that of the Comparable Funds by noting that the Fund's annualized performance since inception and for the first quarter of 2005 was higher than that of one of the Comparable Funds but lower than that of the other Comparable Fund, although they also noted that the Fund's performance for 2004 was below that of the Comparable Funds. The Directors also compared the volatility of the Fund to that of the Comparable Funds presented. They noted that the Fund's volatility was less than the volatility of the Comparable Funds. The Directors also considered the fees being charged by the Adviser for its services as compared to those charged to the Comparable Funds, and as compared to the fees charged by the Adviser and its affiliates for other UBS alternative products. The information presented to the Directors showed that with respect to the Fund's management fee, the management fee being charged by the Adviser was lower than that of one of the Comparable Funds and equal to that of the other Comparable Fund. The Directors noted that only one of the Comparable Funds charged an incentive fee and, in comparison, the Fund's incentive fee was


SSL-DOCS2 70234086v3

                        UBS HEALTH SCIENCES FUND, L.L.C.

  Information About the Review and Approval of the Fund's Investment Management
  -----------------------------------------------------------------------------
                                    Agreement
                                    ---------
                                                                     (Unaudited)
                                                                     (continued)

lower. In comparing the Adviser's fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative products, the Directors noted that the management fee being charged by the Adviser to the Fund was equal to the lowest management fee charged to such other UBS alternative products, and, compared to other UBS alternative products whose incentive fee is based on a percentage of fund profits, the Fund's incentive fee was equal to the lowest incentive fee charged to such other UBS alternative products. The Directors felt that the combination of management fee and incentive fee being charged by the Adviser to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and by such other UBS alternative products. The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.


SSL-DOCS2 70234086v3

[LOGO OMITTED] UBS WEALTH MANAGEMENT                UBS FINANCIAL SERVICES INC.
                                                    1285 Avenue of the Americas
                                                    New York, NY 10019-6028
                                                    Tel. 800-486-2608
                                                    Fax 212-713-4580

                                                    Alternative Investment Group
                                                    altinvestments@ubs.com

                                                    www.ubs.com











UBS HEALTH SCIENCES FUND, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.




UBS Fund Advisor, LLC




UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.


SSL-DOCS2 70234086v3




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            UBS Health Sciences Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
  ------------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.